Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 95.3%
AUSTRALIA — 2.4%
Cochlear Ltd.	86,608	$14,460,163

CHINA — 0.7%
Prosus NV*	74,171	3,999,882

FRANCE — 6.8%
Kering	14,179	8,951,591
LVMH Moet Hennessy Louis Vuitton SE	18,822	13,435,130
Remy Cointreau SA	65,424	13,492,201
Ubisoft Entertainment SA*	116,706	5,128,392
		41,007,314
GERMANY — 7.4%
adidas AG	27,925	6,507,253
Auto1 Group SE*	162,335	1,844,364
Bechtle AG	221,537	12,472,582
Nemetschek SE	72,271	6,940,463
Rational AG	7,280	5,013,900
Zalando SE*	228,719	11,581,002
		44,359,564
HONG KONG — 5.3%
AIA Group Ltd.	1,638,200	17,105,897
Techtronic Industries Co., Ltd.	908,500	14,555,508
		31,661,405
JAPAN — 25.3%
Denso Corp.	155,100	9,895,398
Kakaku.com, Inc.	330,500	7,380,978
Kao Corp.	118,300	4,830,267
Keyence Corp.	18,100	8,393,017
Murata Manufacturing Co., Ltd.	134,200	8,840,130
Nidec Corp.	118,500	9,359,495
Olympus Corp.	848,800	16,086,960
Pigeon Corp.	119,000	2,092,788
Recruit Holdings Co., Ltd.	183,700	7,981,223
Shimano, Inc.	73,900	16,923,718
Shiseido Co., Ltd.	233,900	11,813,933
SMC Corp.	29,300	16,378,527
SoftBank Group Corp.	171,800	7,681,118
Sugi Holdings Co., Ltd.	54,800	2,712,405
Suzuki Motor Corp.	190,900	6,542,182
Sysmex Corp.	110,900	8,032,211
Z Holdings Corp.	1,668,400	7,212,647
		152,156,997
NETHERLANDS — 5.9%
ASML Holding NV	40,471	27,043,608
IMCD NV	49,962	8,523,140
		35,566,748
NEW ZEALAND — 2.0%
Ryman Healthcare Ltd.	596,411	3,860,328
Xero Ltd.*	112,784	8,547,637
		12,407,965
PORTUGAL — 2.4%
Jeronimo Martins SGPS SA	596,381	14,307,147

SINGAPORE — 2.9%
United Overseas Bank Ltd.	740,989	17,337,661

SWEDEN — 10.8%
Atlas Copco AB, A Shares	360,913	18,733,540
Avanza Bank Holding AB	546,180	13,972,288

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
SWEDEN (continued)
Epiroc AB, B Shares	373,492	$6,743,184
Investor AB, B Shares	287,692	6,251,041
Nibe Industrier AB, B Shares	1,731,685	19,194,961
		64,895,014
SWITZERLAND — 3.1%
Cie Financiere Richemont SA	146,565	18,577,829

UNITED KINGDOM — 14.7%
ASOS PLC*	161,365	3,394,899
Auto Trader Group PLC	1,751,991	14,463,183
Burberry Group PLC	267,111	5,830,949
Experian PLC	251,944	9,706,300
Farfetch Ltd., Class A *	284,297	4,298,571
Games Workshop Group PLC	64,603	6,143,202
Hargreaves Lansdown PLC	669,386	8,823,058
HomeServe PLC	422,882	4,683,025
Intertek Group PLC	101,669	6,935,633
Rightmove PLC	1,594,262	13,176,005
Trainline PLC*	1,230,900	4,042,430
Weir Group PLC (The)	180,125	3,843,848
Wise PLC, Class A *	497,070	3,213,852
		88,554,955
UNITED STATES — 5.6%
Mettler-Toledo International, Inc.*	18,491	25,391,656
Spotify Technology SA*	55,815	8,429,182
		33,820,838
Total Common Stocks (cost $473,687,351)		573,113,482
PREFERRED STOCKS — 2.5%
GERMANY — 2.5%
Sartorius AG 0.13% (cost $7,210,765)	33,927	14,973,478
TOTAL INVESTMENTS — 97.8% (cost $480,898,116)		$588,086,960
Other assets less liabilities — 2.2%		13,059,678
NET ASSETS — 100.0%		$601,146,638

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$46,844,864	$526,268,618	$—	$573,113,482
Preferred Stocks**	—	14,973,478	—	14,973,478
Total	$46,844,864	$541,242,096	$—	$588,086,960

**    Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.